Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP-43-1301883-004 [ASSP] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	43-1301883
Plan Number	004
Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 2,121,650	$ 1,952,204
Adjustment From Fair Value To Contract Value For Fully Benefit-Responsive Investment Contracts	1,429
Investment, Contract Value	236,461	$ 256,556
Notes Receivable from Participants	52,283
Asset Held for Investment, Total	$ 2,410,394
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants, Interest Rate	10.50%
Equity Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 79,855
Interest Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	235,032
Investment, Contract Value	$ 236,461
Investment, Identifier [Axis]: AB BSL CLO 6 LTD 6A A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.31%
Maturity Date	Jul. 20, 2037
Current Value	$ 552
Investment, Identifier [Axis]: ADOBE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.15%
Maturity Date	Feb. 01, 2027
Current Value	$ 197
Investment, Identifier [Axis]: AIR PRODUCTS AND CHEMICALS INC (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.85%
Maturity Date	May 15, 2027
Current Value	$ 122
Investment, Identifier [Axis]: AIR PRODUCTS AND CHEMICALS INC (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.05%
Maturity Date	May 15, 2030
Current Value	$ 69
Investment, Identifier [Axis]: ALPHABET INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.10%
Maturity Date	Nov. 15, 2030
Current Value	$ 527
Investment, Identifier [Axis]: AMAZON.COM INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.15%
Maturity Date	Aug. 22, 2027
Current Value	$ 670
Investment, Identifier [Axis]: AMERICAN EXPRESS CREDIT AC 1 A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.87%
Maturity Date	May 15, 2028
Current Value	$ 301
Investment, Identifier [Axis]: AMERICAN EXPRESS CREDIT AC 3 A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.51%
Maturity Date	Apr. 15, 2032
Current Value	$ 358
Investment, Identifier [Axis]: AMPHENOL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Maturity Date	Nov. 15, 2028
Current Value	$ 150
Investment, Identifier [Axis]: APPLE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.45%
Maturity Date	Aug. 04, 2026
Current Value	$ 893
Investment, Identifier [Axis]: APPLIED MATERIALS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.75%
Maturity Date	Jun. 01, 2030
Current Value	$ 204
Investment, Identifier [Axis]: ARCHER-DANIELS-MIDLAND CO (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Maturity Date	Mar. 27, 2030
Current Value	$ 73
Investment, Identifier [Axis]: ARCHER-DANIELS-MIDLAND CO (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Maturity Date	Mar. 01, 2032
Current Value	$ 138
Investment, Identifier [Axis]: ASSP FUND- 2010
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	127,661
Current Value	$ 3,028
Investment, Identifier [Axis]: ASSP FUND- 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	123,512
Current Value	$ 3,157
Investment, Identifier [Axis]: ASSP FUND- 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	142,050
Current Value	$ 3,790
Investment, Identifier [Axis]: ASSP FUND- 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	263,471
Current Value	$ 7,728
Investment, Identifier [Axis]: ASSP FUND- 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	694,517
Current Value	$ 21,468
Investment, Identifier [Axis]: ASSP FUND- 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	529,277
Current Value	$ 18,609
Investment, Identifier [Axis]: ASSP FUND- 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	341,040
Current Value	$ 12,847
Investment, Identifier [Axis]: ASSP FUND- 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	68,023
Current Value	$ 2,632
Investment, Identifier [Axis]: ASSP FUND- 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	31,498
Current Value	$ 1,200
Investment, Identifier [Axis]: ASSP FUND- 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	9,306
Current Value	$ 379
Investment, Identifier [Axis]: ASSP FUND- 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	16,413
Current Value	$ 443
Investment, Identifier [Axis]: ASSP FUND- 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	12,418
Current Value	$ 168
Investment, Identifier [Axis]: ASSP RET FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	228,102
Current Value	$ 4,314
Investment, Identifier [Axis]: AT&T Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	13,502,268
Current Value	$ 335,396
Investment, Identifier [Axis]: ATLAS SENIOR LOAN 18A A1R 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.99%
Maturity Date	Jan. 18, 2035
Current Value	$ 849
Investment, Identifier [Axis]: ATT SBC 2070 RET FD
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	7,895
Current Value	$ 92
Investment, Identifier [Axis]: BA CREDIT CARD TRUST A2 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.98%
Maturity Date	Nov. 15, 2028
Current Value	$ 404
Investment, Identifier [Axis]: BAIN CAPITAL CRED 3A A1RR 144A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.07%
Maturity Date	Oct. 23, 2034
Current Value	$ 600
Investment, Identifier [Axis]: BAIN CAPITAL CRED 3A A1RR 144A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.07%
Maturity Date	Oct. 23, 2034
Current Value	$ 750
Investment, Identifier [Axis]: BAIN CAPITAL CREDIT 3A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.37%
Maturity Date	Jul. 16, 2037
Current Value	$ 501
Investment, Identifier [Axis]: BAKER HUGHES HOLDINGS LLC / BA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.34%
Maturity Date	Dec. 15, 2027
Current Value	$ 307
Investment, Identifier [Axis]: BANK 2019-BNK21 BN21 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.85%
Maturity Date	Oct. 17, 2052
Current Value	$ 711
Investment, Identifier [Axis]: BANK 2020-BNK29 BN29 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Nov. 15, 2053
Current Value	$ 310
Investment, Identifier [Axis]: BANK 2020-BNK30 BN30 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.93%
Maturity Date	Dec. 15, 2053
Current Value	$ 177
Investment, Identifier [Axis]: BANK 2025-BNK40 BNK0 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.39%
Maturity Date	Mar. 15, 2064
Current Value	$ 328
Investment, Identifier [Axis]: BANK 2025-BNK49 BNK49 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.62%
Maturity Date	Mar. 15, 2058
Current Value	$ 238
Investment, Identifier [Axis]: BANK 2025-BNK50 BNK50 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Maturity Date	May 15, 2068
Current Value	$ 159
Investment, Identifier [Axis]: BANK OF AMERICA CORP (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.97%
Maturity Date	Feb. 07, 2030
Current Value	$ 2,108
Investment, Identifier [Axis]: BANK OF AMERICA CORP (10)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Maturity Date	Apr. 25, 2029
Current Value	$ 451
Investment, Identifier [Axis]: BANK OF AMERICA CORP (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.82%
Maturity Date	Sep. 15, 2029
Current Value	$ 480
Investment, Identifier [Axis]: BANK OF AMERICA CORP (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.16%
Maturity Date	Jan. 24, 2031
Current Value	$ 279
Investment, Identifier [Axis]: BANK OF AMERICA CORP (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Maturity Date	Oct. 21, 2027
Current Value	$ 396
Investment, Identifier [Axis]: BANK OF AMERICA CORP (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.27%
Maturity Date	Jul. 23, 2029
Current Value	$ 226
Investment, Identifier [Axis]: BANK OF AMERICA CORP (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.90%
Maturity Date	Jul. 23, 2031
Current Value	$ 315
Investment, Identifier [Axis]: BANK OF AMERICA CORP (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.30%
Maturity Date	Jul. 21, 2032
Current Value	$ 215
Investment, Identifier [Axis]: BANK OF AMERICA CORP (8)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.57%
Maturity Date	Apr. 27, 2033
Current Value	$ 175
Investment, Identifier [Axis]: BANK OF AMERICA CORP (9)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.08%
Maturity Date	Jan. 20, 2027
Current Value	$ 200
Investment, Identifier [Axis]: BANK OF MONTREAL
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Maturity Date	Jun. 05, 2026
Current Value	$ 729
Investment, Identifier [Axis]: BANK OF NEW YORK MELLON CORP/T
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: BANK OF NEW YORK MELLON CORP/T (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.95%
Maturity Date	Apr. 26, 2027
Current Value	$ 461
Investment, Identifier [Axis]: BANK OF NEW YORK MELLON CORP/T (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Maturity Date	Jun. 06, 2036
Current Value	$ 301
Investment, Identifier [Axis]: BANK5 2024-5YR10 5YR10 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Maturity Date	Oct. 15, 2057
Current Value	$ 155
Investment, Identifier [Axis]: BANK5 2024-5YR11 5YR11 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.89%
Maturity Date	Nov. 15, 2057
Current Value	$ 263
Investment, Identifier [Axis]: BANK5 2024-5YR8 5YR8 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.88%
Maturity Date	Aug. 15, 2057
Current Value	$ 131
Investment, Identifier [Axis]: BANK5 2024-5YR9 5YR9 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.61%
Maturity Date	Aug. 15, 2057
Current Value	$ 312
Investment, Identifier [Axis]: BANK5 2025-5YR14 5YR14 A3 (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Maturity Date	Apr. 15, 2058
Current Value	$ 366
Investment, Identifier [Axis]: BANK5 2025-5YR14 5YR14 A3 (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.65%
Maturity Date	Apr. 15, 2058
Current Value	$ 445
Investment, Identifier [Axis]: BANK5 2025-5YR17 5YR17 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.23%
Maturity Date	Nov. 15, 2058
Current Value	$ 361
Investment, Identifier [Axis]: BARCLAYS DRYROCK ISSUANCE 1 A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.72%
Maturity Date	Feb. 15, 2029
Current Value	$ 601
Investment, Identifier [Axis]: BARCLAYS DRYROCK ISSUANCE 1 A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.97%
Maturity Date	Jul. 15, 2031
Current Value	$ 401
Investment, Identifier [Axis]: BARCLAYS DRYROCK ISSUANCE 1 A (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.97%
Maturity Date	Jul. 15, 2031
Current Value	$ 251
Investment, Identifier [Axis]: BBCMS MORTGAGE TRUST 2 5C25 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.95%
Maturity Date	Mar. 15, 2057
Current Value	$ 105
Investment, Identifier [Axis]: BBCMS MORTGAGE TRUST 2 5C34 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.66%
Maturity Date	May 15, 2058
Current Value	$ 314
Investment, Identifier [Axis]: BBCMS MORTGAGE TRUST 20 C18 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.71%
Maturity Date	Dec. 15, 2055
Current Value	$ 238
Investment, Identifier [Axis]: BBCMS MORTGAGE TRUST 20 C21 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Sep. 15, 2056
Current Value	$ 660
Investment, Identifier [Axis]: BENCHMARK 2021-B28 MOR B28 ASB
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.98%
Maturity Date	Aug. 15, 2054
Current Value	$ 188
Investment, Identifier [Axis]: BENCHMARK 2021-B31 MORT B31 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.67%
Maturity Date	Dec. 15, 2054
Current Value	$ 224
Investment, Identifier [Axis]: BENCHMARK 2024-V11 MORT V11 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.91%
Maturity Date	Nov. 15, 2057
Current Value	$ 473
Investment, Identifier [Axis]: BENCHMARK 2024-V7 MORTGA V7 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.23%
Maturity Date	May 15, 2056
Current Value	$ 238
Investment, Identifier [Axis]: BENCHMARK 2024-V8 MORTGA V8 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.19%
Maturity Date	Jul. 15, 2057
Current Value	$ 158
Investment, Identifier [Axis]: BFLD COMMERCIAL MO 660F A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Maturity Date	Nov. 15, 2042
Current Value	$ 301
Investment, Identifier [Axis]: BLACKROCK EAFE EQUITY INDEX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	3,010,809
Current Value	$ 230,209
Investment, Identifier [Axis]: BLACKROCK EQUITY INDEX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	4,938,911
Current Value	$ 722,014
Investment, Identifier [Axis]: BLACKROCK EXTENDED EQUITY MARKET FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	2,340,029
Current Value	$ 317,674
Investment, Identifier [Axis]: BLACKROCK GOVERNMENT/CREDIT BOND INDEX FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	5,680,369
Current Value	$ 192,179
Investment, Identifier [Axis]: BLACKROCK US EQUITY MARKET FUND F
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	4,349,645
Current Value	$ 233,944
Investment, Identifier [Axis]: BLP 2024-IND2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.09%
Maturity Date	Mar. 15, 2041
Current Value	$ 236
Investment, Identifier [Axis]: BMO 2024-C9 MORTGAGE TRU C9 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.76%
Maturity Date	Jul. 15, 2057
Current Value	$ 186
Investment, Identifier [Axis]: BNP PARIBAS SA 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.32%
Maturity Date	Jan. 13, 2027
Current Value	$ 275
Investment, Identifier [Axis]: BNY MELLON CASH RESERVE
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	11,735
Current Value	$ 12
Investment, Identifier [Axis]: BP CAPITAL MARKETS AMERICA INC (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Maturity Date	Apr. 10, 2029
Current Value	$ 638
Investment, Identifier [Axis]: BP CAPITAL MARKETS AMERICA INC (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.23%
Maturity Date	Nov. 06, 2028
Current Value	$ 176
Investment, Identifier [Axis]: BRISTOL-MYERS SQUIBB CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Maturity Date	Mar. 15, 2032
Current Value	$ 93
Investment, Identifier [Axis]: BX 2024-BRVE BRVE A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.59%
Maturity Date	Apr. 15, 2041
Current Value	$ 311
Investment, Identifier [Axis]: BX COMMERCIAL MORTG XL5 A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.14%
Maturity Date	Mar. 15, 2041
Current Value	$ 135
Investment, Identifier [Axis]: BX TRUST 2024-BIO BIO A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.39%
Maturity Date	Feb. 15, 2041
Current Value	$ 274
Investment, Identifier [Axis]: BX TRUST 2024-PAT PAT A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.84%
Maturity Date	Mar. 15, 2041
Current Value	$ 150
Investment, Identifier [Axis]: BX TRUST 2025-ROIC ROIC A 144A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.89%
Maturity Date	Mar. 15, 2030
Current Value	$ 398
Investment, Identifier [Axis]: BX TRUST 2025-ROIC ROIC A 144A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.89%
Maturity Date	Mar. 15, 2030
Current Value	$ 249
Investment, Identifier [Axis]: CAMDEN PROPERTY TRUST
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.80%
Maturity Date	May 15, 2030
Current Value	$ 212
Investment, Identifier [Axis]: CANADIAN IMPERIAL BANK OF COMMERCE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.86%
Maturity Date	Mar. 30, 2029
Current Value	$ 722
Investment, Identifier [Axis]: CAPITAL ONE MULTI-ASSET E A2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.02%
Maturity Date	Sep. 15, 2032
Current Value	$ 400
Investment, Identifier [Axis]: CARLYLE US CLO 202 8A A1R 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Maturity Date	Oct. 15, 2038
Current Value	$ 601
Investment, Identifier [Axis]: CARVAL CLO XI C LTD 3A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.27%
Maturity Date	Oct. 20, 2037
Current Value	$ 301
Investment, Identifier [Axis]: CHARLES SCHWAB CORP/THE (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Maturity Date	Mar. 02, 2027
Current Value	$ 218
Investment, Identifier [Axis]: CHARLES SCHWAB CORP/THE (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.90%
Maturity Date	Mar. 03, 2032
Current Value	$ 390
Investment, Identifier [Axis]: CHASE AUTO OWNER TR 4A A3 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.94%
Maturity Date	Jul. 25, 2029
Current Value	$ 581
Investment, Identifier [Axis]: CIFC FUNDING 2018- 3A A1R 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.35%
Maturity Date	Oct. 18, 2038
Current Value	$ 622
Investment, Identifier [Axis]: CIFC FUNDING 2019 4A A1R2 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Maturity Date	Jul. 15, 2038
Current Value	$ 376
Investment, Identifier [Axis]: CISCO SYSTEMS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Maturity Date	Feb. 26, 2034
Current Value	$ 64
Investment, Identifier [Axis]: CITIBANK NA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.80%
Maturity Date	Sep. 29, 2028
Current Value	$ 650
Investment, Identifier [Axis]: CITIGROUP INC (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.67%
Maturity Date	Jul. 24, 2028
Current Value	$ 147
Investment, Identifier [Axis]: CITIGROUP INC (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.52%
Maturity Date	Oct. 27, 2028
Current Value	$ 122
Investment, Identifier [Axis]: CITIGROUP INC (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.54%
Maturity Date	Sep. 19, 2030
Current Value	$ 282
Investment, Identifier [Axis]: CITIGROUP INC (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Maturity Date	May 01, 2026
Current Value	$ 799
Investment, Identifier [Axis]: CITIGROUP INC (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.98%
Maturity Date	Nov. 05, 2030
Current Value	$ 191
Investment, Identifier [Axis]: COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.25%
Maturity Date	Aug. 15, 2032
Current Value	$ 189
Investment, Identifier [Axis]: COMCAST CORP (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Maturity Date	Feb. 01, 2027
Current Value	$ 27
Investment, Identifier [Axis]: COMCAST CORP (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.15%
Maturity Date	Feb. 15, 2028
Current Value	$ 49
Investment, Identifier [Axis]: COMCAST CORP (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.15%
Maturity Date	Oct. 15, 2028
Current Value	$ 377
Investment, Identifier [Axis]: COMCAST CORP (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.65%
Maturity Date	Feb. 01, 2030
Current Value	$ 378
Investment, Identifier [Axis]: COMM 2024-277P MOR 277P A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.34%
Maturity Date	Aug. 10, 2044
Current Value	$ 316
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Jan. 01, 2056
Current Value	$ 2,428
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Jan. 01, 2056
Current Value	$ (1,694)
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jan. 01, 2056
Current Value	$ (1,773)
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jan. 01, 2056
Current Value	$ (1,852)
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Jan. 01, 2056
Current Value	$ 2,995
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Maturity Date	Jan. 01, 2056
Current Value	$ 5,073
Investment, Identifier [Axis]: COMMIT TO PUR FNMA SF MTG (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 01, 2056
Current Value	$ 1,027
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Jan. 20, 2056
Current Value	$ 829
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Jan. 20, 2056
Current Value	$ 1,729
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jan. 20, 2056
Current Value	$ (900)
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 20, 2056
Current Value	$ (1,890)
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Jan. 20, 2056
Current Value	$ (2,926)
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Maturity Date	Jan. 20, 2056
Current Value	$ 3,030
Investment, Identifier [Axis]: COMMIT TO PUR GNMA II JUMBOS (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 20, 2056
Current Value	$ 2,039
Investment, Identifier [Axis]: COREBRIDGE GLOBAL FUNDING 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Maturity Date	Jun. 06, 2030
Current Value	$ 623
Investment, Identifier [Axis]: COSTCO WHOLESALE CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.38%
Maturity Date	Jun. 20, 2027
Current Value	$ 218
Investment, Identifier [Axis]: CSL FINANCE PLC 144A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Maturity Date	Apr. 27, 2027
Current Value	$ 75
Investment, Identifier [Axis]: CSL FINANCE PLC 144A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Maturity Date	Apr. 27, 2027
Current Value	$ 25
Investment, Identifier [Axis]: CSL FINANCE PLC 144A (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maturity Date	Apr. 27, 2032
Current Value	$ 123
Investment, Identifier [Axis]: DANSKE BANK A/S 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.43%
Maturity Date	Mar. 01, 2028
Current Value	$ 556
Investment, Identifier [Axis]: DEERE & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Maturity Date	Apr. 15, 2030
Current Value	$ 145
Investment, Identifier [Axis]: DREYFUS GOVERNMENT CASH MANAGEMENT FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Number of Shares	10,366,806
Current Value	$ 10,367
Investment, Identifier [Axis]: DREYFUS GOVT CM BOLD 6
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DREYFUS GOVT CM BOLD 6 (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,959
Investment, Identifier [Axis]: DREYFUS GOVT CM BOLD 6 (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9,968
Investment, Identifier [Axis]: DRYDEN 76 CLO LT 76A A1R2 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.27%
Maturity Date	Oct. 15, 2037
Current Value	$ 1,303
Investment, Identifier [Axis]: DRYDEN 80 CLO LTD 80A ARR 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.83%
Maturity Date	Jan. 17, 2033
Current Value	$ 835
Investment, Identifier [Axis]: DUKE ENERGY CAROLINAS LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Maturity Date	Nov. 15, 2028
Current Value	$ 201
Investment, Identifier [Axis]: DURST COMMERCIAL MO 151 A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.15%
Maturity Date	Aug. 10, 2042
Current Value	$ 255
Investment, Identifier [Axis]: EAST OHIO GAS CO/THE 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Jun. 15, 2030
Current Value	$ 68
Investment, Identifier [Axis]: ECOLAB INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.65%
Maturity Date	Feb. 01, 2027
Current Value	$ 318
Investment, Identifier [Axis]: ELI LILLY & CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.38%
Maturity Date	Mar. 15, 2029
Current Value	$ 120
Investment, Identifier [Axis]: ELMWOOD CLO 26 LTD 1A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.38%
Maturity Date	Apr. 18, 2037
Current Value	$ 601
Investment, Identifier [Axis]: EQUINOR ASA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.38%
Maturity Date	May 22, 2030
Current Value	$ 116
Investment, Identifier [Axis]: EQUITABLE FINANCIAL LIFE 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Mar. 27, 2030
Current Value	$ 823
Investment, Identifier [Axis]: EXETER AUTOMOBILE RECEIV 1A A2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.70%
Maturity Date	Sep. 15, 2027
Current Value	$ 18
Investment, Identifier [Axis]: EXETER AUTOMOBILE RECEIV 3A A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.78%
Maturity Date	Jul. 16, 2029
Current Value	$ 201
Investment, Identifier [Axis]: FHLMC POOL #1B-0118
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.66%
Maturity Date	Aug. 01, 2031
Current Value	$ 3
Investment, Identifier [Axis]: FHLMC POOL #1B-1438
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Maturity Date	Jan. 01, 2034
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #2B-0069
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.75%
Maturity Date	Dec. 01, 2041
Current Value	$ 15
Investment, Identifier [Axis]: FHLMC POOL #2B-6264
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.29%
Maturity Date	Jun. 01, 2047
Current Value	$ 30
Investment, Identifier [Axis]: FHLMC POOL #78-8657
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.38%
Maturity Date	Sep. 01, 2031
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #84-9008
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.62%
Maturity Date	Jun. 01, 2042
Current Value	$ 20
Investment, Identifier [Axis]: FHLMC POOL #84-9539
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.33%
Maturity Date	Nov. 01, 2044
Current Value	$ 11
Investment, Identifier [Axis]: FHLMC POOL #84-9727
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.33%
Maturity Date	May 01, 2045
Current Value	$ 76
Investment, Identifier [Axis]: FHLMC POOL #A6-3809
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Aug. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A6-4142
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Aug. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A6-4440
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Aug. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A6-5652
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Sep. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A6-8998
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Nov. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A6-9654
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Dec. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A6-9830
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Dec. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A7-6472
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Apr. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A8-1068
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Aug. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #A8-5741
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Apr. 01, 2039
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #C0-3325
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Feb. 01, 2039
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #C0-3475
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Apr. 01, 2040
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3330
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Sep. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3349
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Oct. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3551
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Nov. 01, 2037
Current Value	$ 4
Investment, Identifier [Axis]: FHLMC POOL #G0-3581
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Nov. 01, 2037
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-3616
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Dec. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3646
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3698
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Dec. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3721
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Dec. 01, 2037
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3776
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 01, 2038
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-3781
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-3941
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Feb. 01, 2038
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-4230
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Apr. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-4411
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jun. 01, 2038
Current Value	$ 3
Investment, Identifier [Axis]: FHLMC POOL #G0-4576
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Sep. 01, 2038
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-4607
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Sep. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-4645
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jul. 01, 2038
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-4713
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Oct. 01, 2038
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-4765
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Sep. 01, 2038
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-5369
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Mar. 01, 2039
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-6066
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	May 01, 2040
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-6249
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	May 01, 2040
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-6789
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	May 01, 2040
Current Value	$ 1
Investment, Identifier [Axis]: FHLMC POOL #G0-6954
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	May 01, 2040
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-7222
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Apr. 01, 2040
Current Value	$ 2
Investment, Identifier [Axis]: FHLMC POOL #G0-8079
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Sep. 01, 2035
Current Value	$ 50
Investment, Identifier [Axis]: FHLMC POOL #G6-7700
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Aug. 01, 2046
Current Value	$ 493
Investment, Identifier [Axis]: FHLMC POOL #G6-7713
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jun. 01, 2048
Current Value	$ 531
Investment, Identifier [Axis]: FHLMC POOL #Q0-4439
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2041
Current Value	$ 10
Investment, Identifier [Axis]: FHLMC POOL #RA-1411
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Sep. 01, 2049
Current Value	$ 418
Investment, Identifier [Axis]: FHLMC POOL #RA-5276
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	May 01, 2051
Current Value	$ 1,915
Investment, Identifier [Axis]: FHLMC POOL #RA-5801
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Sep. 01, 2051
Current Value	$ 600
Investment, Identifier [Axis]: FHLMC POOL #RA-5853
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Sep. 01, 2051
Current Value	$ 595
Investment, Identifier [Axis]: FHLMC POOL #RA-8213
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Nov. 01, 2052
Current Value	$ 272
Investment, Identifier [Axis]: FHLMC POOL #RA-8417
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 01, 2053
Current Value	$ 749
Investment, Identifier [Axis]: FHLMC POOL #SD-0294
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Mar. 01, 2050
Current Value	$ 671
Investment, Identifier [Axis]: FHLMC POOL #SD-0295
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Feb. 01, 2049
Current Value	$ 645
Investment, Identifier [Axis]: FHLMC POOL #SD-0296
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Mar. 01, 2050
Current Value	$ 983
Investment, Identifier [Axis]: FHLMC POOL #SD-4967
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Maturity Date	Feb. 01, 2054
Current Value	$ 1,750
Investment, Identifier [Axis]: FHLMC POOL #SD-7531
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Dec. 01, 2050
Current Value	$ 463
Investment, Identifier [Axis]: FHLMC POOL #SD-7540
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	May 01, 2051
Current Value	$ 1,299
Investment, Identifier [Axis]: FHLMC POOL #SD-7563
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	May 01, 2053
Current Value	$ 784
Investment, Identifier [Axis]: FHLMC POOL #SD-7571
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.50%
Maturity Date	Jun. 01, 2054
Current Value	$ 851
Investment, Identifier [Axis]: FHLMC POOL #SD-8146
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	May 01, 2051
Current Value	$ 673
Investment, Identifier [Axis]: FHLMC POOL #U9-0065
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Aug. 01, 2042
Current Value	$ 54
Investment, Identifier [Axis]: FHLMC POOL #U9-5026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jul. 01, 2042
Current Value	$ 47
Investment, Identifier [Axis]: FHLMC POOL #V8-0804
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Jan. 01, 2039
Current Value	$ 3
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4189 PA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 15, 2042
Current Value	$ 58
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4570 PA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Mar. 15, 2044
Current Value	$ 150
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4585 DA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jun. 15, 2045
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4585 DA (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 181
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4585 DA (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jun. 15, 2045
Current Value	$ 290
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4594 PA (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Nov. 15, 2044
Current Value	$ 124
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4594 PA (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Nov. 15, 2044
Current Value	$ 137
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4604 HA (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	May 15, 2045
Current Value	$ 128
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4604 HA (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	May 15, 2045
Current Value	$ 143
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 4874 AT
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Sep. 15, 2048
Current Value	$ 90
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG 5502 FG
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.87%
Maturity Date	Feb. 25, 2055
Current Value	$ 171
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG F108 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.26%
Maturity Date	Feb. 25, 2031
Current Value	$ 55
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG K127 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.11%
Maturity Date	Jan. 25, 2031
Current Value	$ 752
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG K547 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.42%
Maturity Date	May 25, 2030
Current Value	$ 304
Investment, Identifier [Axis]: FHLMC MULTICLASS MTG KF73 AS
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.67%
Maturity Date	Nov. 25, 2029
Current Value	$ 85
Investment, Identifier [Axis]: FIFTH THIRD BANK NA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Maturity Date	Feb. 01, 2027
Current Value	$ 418
Investment, Identifier [Axis]: FNMA POOL #0555678
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Aug. 01, 2033
Current Value	$ 176
Investment, Identifier [Axis]: FNMA POOL #0686026
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.47%
Maturity Date	Apr. 01, 2033
Current Value	$ 3
Investment, Identifier [Axis]: FNMA POOL #0725228
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.00%
Maturity Date	Mar. 01, 2034
Current Value	$ 122
Investment, Identifier [Axis]: FNMA POOL #0735676
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Jul. 01, 2035
Current Value	$ 61
Investment, Identifier [Axis]: FNMA POOL #0756359
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.05%
Maturity Date	Dec. 01, 2033
Current Value	$ 16
Investment, Identifier [Axis]: FNMA POOL #0AB0130
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	May 01, 2038
Current Value	$ 18
Investment, Identifier [Axis]: FNMA POOL #0AB2775
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Apr. 01, 2041
Current Value	$ 93
Investment, Identifier [Axis]: FNMA POOL #0AI8618
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Dec. 01, 2041
Current Value	$ 102
Investment, Identifier [Axis]: FNMA POOL #0AJ3107
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 01, 2042
Current Value	$ 68
Investment, Identifier [Axis]: FNMA POOL #0AJ4050
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Oct. 01, 2041
Current Value	$ 73
Investment, Identifier [Axis]: FNMA POOL #0AK5677
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.29%
Maturity Date	Feb. 01, 2042
Current Value	$ 6
Investment, Identifier [Axis]: FNMA POOL #0AL1674
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.55%
Maturity Date	May 01, 2042
Current Value	$ 4
Investment, Identifier [Axis]: FNMA POOL #0AL2492
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.40%
Maturity Date	Oct. 01, 2042
Current Value	$ 19
Investment, Identifier [Axis]: FNMA POOL #0AL7232
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Sep. 01, 2045
Current Value	$ 140
Investment, Identifier [Axis]: FNMA POOL #0AL7495
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Oct. 01, 2045
Current Value	$ 96
Investment, Identifier [Axis]: FNMA POOL #0AL7910
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 01, 2045
Current Value	$ 193
Investment, Identifier [Axis]: FNMA POOL #0AL7951
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jan. 01, 2046
Current Value	$ 104
Investment, Identifier [Axis]: FNMA POOL #0AQ0817
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Dec. 01, 2042
Current Value	$ 352
Investment, Identifier [Axis]: FNMA POOL #0AR8305
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	May 01, 2043
Current Value	$ 519
Investment, Identifier [Axis]: FNMA POOL #0AS6188
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 134
Investment, Identifier [Axis]: FNMA POOL #0AT8390
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jun. 01, 2043
Current Value	$ 506
Investment, Identifier [Axis]: FNMA POOL #0AX3358
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 4
Investment, Identifier [Axis]: FNMA POOL #0AX6373
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 01, 2045
Current Value	$ 4
Investment, Identifier [Axis]: FNMA POOL #0AX7714
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 01, 2045
Current Value	$ 4
Investment, Identifier [Axis]: FNMA POOL #0AY2930
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Apr. 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AY4203
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	May 01, 2045
Current Value	$ 24
Investment, Identifier [Axis]: FNMA POOL #0AY4450
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 01, 2045
Current Value	$ 5
Investment, Identifier [Axis]: FNMA POOL #0AY4781
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Mar. 01, 2045
Current Value	$ 3
Investment, Identifier [Axis]: FNMA POOL #0AY6303
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 01, 2045
Current Value	$ 14
Investment, Identifier [Axis]: FNMA POOL #0AZ0054
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jul. 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AZ1223
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jun. 01, 2045
Current Value	$ 7
Investment, Identifier [Axis]: FNMA POOL #0AZ1367
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	May 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AZ2604
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Aug. 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AZ2619
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Aug. 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AZ2637
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Sep. 01, 2045
Current Value	$ 6
Investment, Identifier [Axis]: FNMA POOL #0AZ2665
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Oct. 01, 2045
Current Value	$ 8
Investment, Identifier [Axis]: FNMA POOL #0AZ2709
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jun. 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AZ5196
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Aug. 01, 2045
Current Value	$ 2
Investment, Identifier [Axis]: FNMA POOL #0AZ8683
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Jan. 01, 2046
Current Value	$ 4
Investment, Identifier [Axis]: FNMA POOL #0BA2899
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 11
Investment, Identifier [Axis]: FNMA POOL #0BA2978
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 1
Investment, Identifier [Axis]: FNMA POOL #0BA3084
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Dec. 01, 2045
Current Value	$ 3
Investment, Identifier [Axis]: FNMA POOL #0BA3553
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 3
Investment, Identifier [Axis]: FNMA POOL #0BA4700
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 3
Investment, Identifier [Axis]: FNMA POOL #0BA5324
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Nov. 01, 2045
Current Value	$ 5
Investment, Identifier [Axis]: FNMA POOL #0BC3481
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 01, 2046
Current Value	$ 4
Investment, Identifier [Axis]: FNMA POOL #0BF0198
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Nov. 01, 2040
Current Value	$ 166
Investment, Identifier [Axis]: FNMA POOL #0BM1523
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.28%
Maturity Date	Jul. 01, 2047
Current Value	$ 60
Investment, Identifier [Axis]: FNMA POOL #0BM4343
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	May 01, 2048
Current Value	$ 657
Investment, Identifier [Axis]: FNMA POOL #0BM5538
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Nov. 01, 2048
Current Value	$ 325
Investment, Identifier [Axis]: FNMA POOL #0CA2156
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Aug. 01, 2048
Current Value	$ 128
Investment, Identifier [Axis]: FNMA POOL #0CA4756
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Dec. 01, 2049
Current Value	$ 436
Investment, Identifier [Axis]: FNMA POOL #0CA6415
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jul. 01, 2050
Current Value	$ 1,305
Investment, Identifier [Axis]: FNMA POOL #0CA6988
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Sep. 01, 2050
Current Value	$ 1,263
Investment, Identifier [Axis]: FNMA POOL #0CB6080
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.50%
Maturity Date	Apr. 01, 2053
Current Value	$ 760
Investment, Identifier [Axis]: FNMA POOL #0FM1389
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Jun. 01, 2049
Current Value	$ 368
Investment, Identifier [Axis]: FNMA POOL #0FM8691
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Sep. 01, 2051
Current Value	$ 616
Investment, Identifier [Axis]: FNMA POOL #0FS1202
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Sep. 01, 2050
Current Value	$ 1,896
Investment, Identifier [Axis]: FNMA POOL #0MA0878
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Oct. 01, 2031
Current Value	$ 74
Investment, Identifier [Axis]: FNMA POOL #0MA4158
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Oct. 01, 2050
Current Value	$ 1,363
Investment, Identifier [Axis]: FNMA POOL #0MA4182
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Nov. 01, 2050
Current Value	$ 1,362
Investment, Identifier [Axis]: FNMA POOL #0MA4465
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Oct. 01, 2051
Current Value	$ 252
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 03-W10 2A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.96%
Maturity Date	Jun. 25, 2043
Current Value	$ 41
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 04-T4 A9
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Maturity Date	Aug. 25, 2034
Current Value	$ 2
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 04-W1 2A2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	7.00%
Maturity Date	Dec. 25, 2033
Current Value	$ 76
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 13-13 MA (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 25, 2043
Current Value	$ 99
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 13-13 MA (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 25, 2043
Current Value	$ 75
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 15-92 PA (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Dec. 25, 2041
Current Value	$ 45
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 15-92 PA (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Dec. 25, 2041
Current Value	$ 49
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 16-11 GA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Mar. 25, 2046
Current Value	$ 234
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 16-43 MA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Oct. 25, 2045
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 16-43 MA (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 183
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 16-43 MA (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Oct. 25, 2045
Current Value	$ 247
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 16-M7 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.50%
Maturity Date	Sep. 25, 2026
Current Value	$ 268
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 17-86 PA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jun. 25, 2045
Current Value	$ 172
Investment, Identifier [Axis]: FNMA GTD REMIC P/T 25-11 FB
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.87%
Maturity Date	Mar. 25, 2055
Current Value	$ 276
Investment, Identifier [Axis]: FORD CREDIT AUTO LEASE TR A A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.72%
Maturity Date	Jun. 15, 2028
Current Value	$ 479
Investment, Identifier [Axis]: FORD CREDIT AUTO OWNE 1 A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.87%
Maturity Date	Aug. 15, 2036
Current Value	$ 333
Investment, Identifier [Axis]: GM FINANCIAL AUTOMOBILE L 1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.09%
Maturity Date	Mar. 22, 2027
Current Value	$ 246
Investment, Identifier [Axis]: GM FINANCIAL CONSUMER AUT 1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.62%
Maturity Date	Dec. 17, 2029
Current Value	$ 556
Investment, Identifier [Axis]: GNMA GTD REMIC P/T 21-135 A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.00%
Maturity Date	Aug. 20, 2051
Current Value	$ 745
Investment, Identifier [Axis]: GNMA II POOL #0004802
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Sep. 20, 2040
Current Value	$ 122
Investment, Identifier [Axis]: GNMA II POOL #0005280
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 20, 2042
Current Value	$ 92
Investment, Identifier [Axis]: GNMA II POOL #0MA0414
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.38%
Maturity Date	Sep. 20, 2042
Current Value	$ 21
Investment, Identifier [Axis]: GNMA II POOL #0MA1601
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 20, 2044
Current Value	$ 366
Investment, Identifier [Axis]: GNMA II POOL #0MA2149
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Aug. 20, 2044
Current Value	$ 468
Investment, Identifier [Axis]: GNMA II POOL #0MA2304
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Oct. 20, 2044
Current Value	$ 19
Investment, Identifier [Axis]: GNMA II POOL #0MA2679
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Mar. 20, 2045
Current Value	$ 554
Investment, Identifier [Axis]: GNMA II POOL #0MA2755
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Apr. 20, 2045
Current Value	$ 19
Investment, Identifier [Axis]: GNMA II POOL #0MA2893
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jun. 20, 2045
Current Value	$ 300
Investment, Identifier [Axis]: GNMA II POOL #0MA3106
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Sep. 20, 2045
Current Value	$ 422
Investment, Identifier [Axis]: GNMA II POOL #0MA3311
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Dec. 20, 2045
Current Value	$ 31
Investment, Identifier [Axis]: GNMA II POOL #0MA3377
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jan. 20, 2046
Current Value	$ 122
Investment, Identifier [Axis]: GNMA II POOL #0MA5080
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Mar. 20, 2048
Current Value	$ 278
Investment, Identifier [Axis]: GNMA II POOL #0MA5193
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	May 20, 2048
Current Value	$ 133
Investment, Identifier [Axis]: GNMA II POOL #0MA5332
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Jul. 20, 2048
Current Value	$ 347
Investment, Identifier [Axis]: GNMA II POOL #0MA5400
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Aug. 20, 2048
Current Value	$ 48
Investment, Identifier [Axis]: GNMA II POOL #0MA5467
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Sep. 20, 2048
Current Value	$ 440
Investment, Identifier [Axis]: GNMA II POOL #0MA5530
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Oct. 20, 2048
Current Value	$ 186
Investment, Identifier [Axis]: GNMA II POOL #0MA5596
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Nov. 20, 2048
Current Value	$ 24
Investment, Identifier [Axis]: GNMA II POOL #0MA5597
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Nov. 20, 2048
Current Value	$ 340
Investment, Identifier [Axis]: GNMA II POOL #0MA5653
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Dec. 20, 2048
Current Value	$ 117
Investment, Identifier [Axis]: GNMA II POOL #0MA5711 (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Jan. 20, 2049
Current Value	$ 13
Investment, Identifier [Axis]: GNMA II POOL #0MA5711 (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Jan. 20, 2049
Current Value	$ 850
Investment, Identifier [Axis]: GNMA II POOL #0MA5712
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Jan. 20, 2049
Current Value	$ 375
Investment, Identifier [Axis]: GNMA II POOL #0MA5764
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Feb. 20, 2049
Current Value	$ 52
Investment, Identifier [Axis]: GNMA II POOL #0MA5818 (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Mar. 20, 2049
Current Value	$ 70
Investment, Identifier [Axis]: GNMA II POOL #0MA5818 (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Mar. 20, 2049
Current Value	$ 36
Investment, Identifier [Axis]: GNMA II POOL #0MA5819 (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Mar. 20, 2049
Current Value	$ 16
Investment, Identifier [Axis]: GNMA II POOL #0MA5819 (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Mar. 20, 2049
Current Value	$ 154
Investment, Identifier [Axis]: GNMA II POOL #0MA5877
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Apr. 20, 2049
Current Value	$ 103
Investment, Identifier [Axis]: GNMA II POOL #0MA5987
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Jun. 20, 2049
Current Value	$ 36
Investment, Identifier [Axis]: GNMA II POOL #0MA5988
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Jun. 20, 2049
Current Value	$ 490
Investment, Identifier [Axis]: GNMA II POOL #0MA6221
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Oct. 20, 2049
Current Value	$ 162
Investment, Identifier [Axis]: GNMA II POOL #0MA6541
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Mar. 20, 2050
Current Value	$ 304
Investment, Identifier [Axis]: GNMA II POOL #0MA7137
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Jan. 20, 2051
Current Value	$ 237
Investment, Identifier [Axis]: GNMA II POOL #0MA7768
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Dec. 20, 2051
Current Value	$ 1,229
Investment, Identifier [Axis]: GNMA II POOL #0MA8268
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Sep. 20, 2052
Current Value	$ 748
Investment, Identifier [Axis]: GNMA II POOL #0MA8347
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Oct. 20, 2052
Current Value	$ 2,276
Investment, Identifier [Axis]: GNMA II POOL #0MA8644
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Feb. 20, 2053
Current Value	$ 715
Investment, Identifier [Axis]: GOLUB CAPITAL PART 53A AR 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.86%
Maturity Date	Jul. 20, 2034
Current Value	$ 500
Investment, Identifier [Axis]: HOME DEPOT INC/THE (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.95%
Maturity Date	Jun. 15, 2029
Current Value	$ 993
Investment, Identifier [Axis]: HOME DEPOT INC/THE (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Maturity Date	Dec. 06, 2028
Current Value	$ 176
Investment, Identifier [Axis]: HUDSON YARDS 2025- SPRL A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.47%
Maturity Date	Jan. 13, 2040
Current Value	$ 363
Investment, Identifier [Axis]: HUDSON YARDS 2025-SPRL A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.47%
Maturity Date	Jan. 13, 2040
Current Value	$ 446
Investment, Identifier [Axis]: ING GROEP NV
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.95%
Maturity Date	Mar. 29, 2027
Current Value	$ 460
Investment, Identifier [Axis]: INTERCONTINENTAL EXCHANGE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.35%
Maturity Date	Jun. 15, 2029
Current Value	$ 334
Investment, Identifier [Axis]: INTUIT INC (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.35%
Maturity Date	Jul. 15, 2027
Current Value	$ 145
Investment, Identifier [Axis]: INTUIT INC (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.65%
Maturity Date	Jul. 15, 2030
Current Value	$ 90
Investment, Identifier [Axis]: IRV TRUST 2025-200-200P A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.29%
Maturity Date	Mar. 14, 2047
Current Value	$ 411
Investment, Identifier [Axis]: JOHN DEERE CAPITAL CORP (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	Jan. 16, 2029
Current Value	$ 966
Investment, Identifier [Axis]: JOHN DEERE CAPITAL CORP (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.75%
Maturity Date	Mar. 09, 2027
Current Value	$ 220
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Maturity Date	Jul. 24, 2029
Current Value	$ 773
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.58%
Maturity Date	Apr. 22, 2030
Current Value	$ 1,497
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.60%
Maturity Date	Oct. 22, 2030
Current Value	$ 284
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.51%
Maturity Date	Jan. 23, 2029
Current Value	$ 322
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.52%
Maturity Date	Apr. 22, 2031
Current Value	$ 23
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.96%
Maturity Date	May 13, 2031
Current Value	$ 94
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.59%
Maturity Date	Apr. 26, 2033
Current Value	$ 478
Investment, Identifier [Axis]: JPMORGAN CHASE & CO (8)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.57%
Maturity Date	Apr. 22, 2036
Current Value	$ 321
Investment, Identifier [Axis]: KIMBERLY-CLARK CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.10%
Maturity Date	Mar. 26, 2030
Current Value	$ 48
Investment, Identifier [Axis]: KRE COMMERCIAL MOR AIP4 A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Maturity Date	Mar. 15, 2042
Current Value	$ 300
Investment, Identifier [Axis]: LAM RESEARCH CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.75%
Maturity Date	Mar. 15, 2026
Current Value	$ 525
Investment, Identifier [Axis]: LOCKHEED MARTIN CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Maturity Date	Jan. 15, 2033
Current Value	$ 237
Investment, Identifier [Axis]: M&T BANK AUTO RECE 1A A2A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.63%
Maturity Date	May 15, 2028
Current Value	$ 465
Investment, Identifier [Axis]: MACQUARIE GROUP LTD 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.34%
Maturity Date	Jan. 12, 2027
Current Value	$ 150
Investment, Identifier [Axis]: MAGNETITE XLIV LTD 44A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.25%
Maturity Date	Oct. 15, 2037
Current Value	$ 526
Investment, Identifier [Axis]: MARS INC 144A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.55%
Maturity Date	Apr. 20, 2028
Current Value	$ 658
Investment, Identifier [Axis]: MARS INC 144A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Maturity Date	Mar. 01, 2030
Current Value	$ 950
Investment, Identifier [Axis]: MARS INC 144A (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.20%
Maturity Date	Apr. 01, 2030
Current Value	$ 144
Investment, Identifier [Axis]: MARS INC 144A (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.80%
Maturity Date	Mar. 01, 2030
Current Value	$ 281
Investment, Identifier [Axis]: MARS INC 144A (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.00%
Maturity Date	Mar. 01, 2032
Current Value	$ 258
Investment, Identifier [Axis]: MARS INC 144A (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Maturity Date	Mar. 01, 2035
Current Value	$ 335
Investment, Identifier [Axis]: MARSH & MCLENNAN COS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Maturity Date	Nov. 15, 2030
Current Value	$ 366
Investment, Identifier [Axis]: MASTERCARD INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.30%
Maturity Date	Mar. 26, 2027
Current Value	$ 174
Investment, Identifier [Axis]: MERCEDES-BENZ AUTO LEASE A A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.32%
Maturity Date	Jan. 18, 2028
Current Value	$ 581
Investment, Identifier [Axis]: MERCEDES-BENZ FINANCE NOR 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.20%
Maturity Date	Aug. 03, 2026
Current Value	$ 760
Investment, Identifier [Axis]: META PLATFORMS INC (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Maturity Date	Nov. 15, 2030
Current Value	$ 226
Investment, Identifier [Axis]: META PLATFORMS INC (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Aug. 15, 2027
Current Value	$ 424
Investment, Identifier [Axis]: META PLATFORMS INC (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Maturity Date	Nov. 15, 2030
Current Value	$ 251
Investment, Identifier [Axis]: METROPOLITAN LIFE GLOBAL 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.85%
Maturity Date	Jan. 08, 2029
Current Value	$ 1,296
Investment, Identifier [Axis]: MIDAMERICAN ENERGY CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.65%
Maturity Date	Apr. 15, 2029
Current Value	$ 198
Investment, Identifier [Axis]: MITSUBISHI UFJ FINANCIAL GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.85%
Maturity Date	Mar. 01, 2026
Current Value	$ 400
Investment, Identifier [Axis]: MORGAN STANLEY (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Maturity Date	Oct. 18, 2030
Current Value	$ 284
Investment, Identifier [Axis]: MORGAN STANLEY (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.99%
Maturity Date	Apr. 12, 2029
Current Value	$ 1,145
Investment, Identifier [Axis]: MORGAN STANLEY (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.62%
Maturity Date	Apr. 01, 2031
Current Value	$ 170
Investment, Identifier [Axis]: MORGAN STANLEY (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.94%
Maturity Date	Jan. 21, 2033
Current Value	$ 69
Investment, Identifier [Axis]: MORGAN STANLEY (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.05%
Maturity Date	Jan. 28, 2027
Current Value	$ 828
Investment, Identifier [Axis]: MORGAN STANLEY (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.16%
Maturity Date	Apr. 20, 2029
Current Value	$ 378
Investment, Identifier [Axis]: MORGAN STANLEY (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.66%
Maturity Date	Apr. 17, 2036
Current Value	$ 116
Investment, Identifier [Axis]: MORGAN STANLEY CAPITAL HR2 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.59%
Maturity Date	Dec. 15, 2050
Current Value	$ 148
Investment, Identifier [Axis]: MSWF COMMERCIAL MORTGAGE 2 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.01%
Maturity Date	Dec. 15, 2056
Current Value	$ 108
Investment, Identifier [Axis]: NASSAU 2018-II LTD IIA A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.45%
Maturity Date	Oct. 15, 2031
Current Value	$ 54
Investment, Identifier [Axis]: NATWEST GROUP PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.89%
Maturity Date	May 18, 2029
Current Value	$ 966
Investment, Identifier [Axis]: NESTLE CAPITAL CORP 144A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Maturity Date	Mar. 12, 2031
Current Value	$ 641
Investment, Identifier [Axis]: NESTLE CAPITAL CORP 144A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.75%
Maturity Date	Mar. 12, 2031
Current Value	$ 590
Investment, Identifier [Axis]: NORDEA BANK ABP 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.50%
Maturity Date	Sep. 30, 2026
Current Value	$ 228
Investment, Identifier [Axis]: NUVEEN LLC 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Nov. 01, 2028
Current Value	$ 325
Investment, Identifier [Axis]: OCP CLO 2025-45 LTD 45A A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.10%
Maturity Date	Oct. 15, 2038
Current Value	$ 676
Investment, Identifier [Axis]: PACIFIC LIFE GLOBAL FUNDI 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.38%
Maturity Date	Apr. 14, 2026
Current Value	$ 472
Investment, Identifier [Axis]: PARK BLUE CLO 2024- 5A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.34%
Maturity Date	Jul. 25, 2037
Current Value	$ 251
Investment, Identifier [Axis]: PAYPAL HOLDINGS INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.90%
Maturity Date	Jun. 01, 2027
Current Value	$ 175
Investment, Identifier [Axis]: PFIZER INC (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.45%
Maturity Date	Mar. 15, 2029
Current Value	$ 494
Investment, Identifier [Axis]: PFIZER INC (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.63%
Maturity Date	Apr. 01, 2030
Current Value	$ 94
Investment, Identifier [Axis]: PFIZER INC (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.70%
Maturity Date	May 28, 2030
Current Value	$ 340
Investment, Identifier [Axis]: PFIZER INVESTMENT ENTERPRISES
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Maturity Date	May 19, 2028
Current Value	$ 715
Investment, Identifier [Axis]: PHILIP MORRIS INTERNATIONAL IN
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.88%
Maturity Date	Feb. 13, 2029
Current Value	$ 640
Investment, Identifier [Axis]: PIKES PEAK CLO 5 5A A1R 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.28%
Maturity Date	Oct. 20, 2037
Current Value	$ 326
Investment, Identifier [Axis]: PNC FINANCIAL SERVICES GROUP I
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.58%
Maturity Date	Jun. 12, 2029
Current Value	$ 1,297
Investment, Identifier [Axis]: POLUS US CLO II LTD 2A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.40%
Maturity Date	Jul. 20, 2038
Current Value	$ 502
Investment, Identifier [Axis]: PRINCIPAL FINANCIAL GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.13%
Maturity Date	Jun. 15, 2030
Current Value	$ 251
Investment, Identifier [Axis]: PRUDENTIAL FINANCIAL INC
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Party-in-Interest [true false]	true
Interest Rate	3.88%
Maturity Date	Mar. 27, 2028
Current Value	$ 260
Investment, Identifier [Axis]: PRUDENTIAL FUNDING ASIA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.13%
Maturity Date	Apr. 14, 2030
Current Value	$ 72
Investment, Identifier [Axis]: PUBLIC SERVICE ELECTRIC AND GA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Maturity Date	May 01, 2028
Current Value	$ 100
Investment, Identifier [Axis]: RAD CLO 25 LTD 25A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.78%
Maturity Date	Jul. 20, 2037
Current Value	$ 476
Investment, Identifier [Axis]: REALTY INCOME CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.40%
Maturity Date	Jan. 15, 2028
Current Value	$ 643
Investment, Identifier [Axis]: RELIANCE STANDARD LIFE GL 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.51%
Maturity Date	Sep. 28, 2026
Current Value	$ 197
Investment, Identifier [Axis]: RIO TINTO FINANCE USA PLC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.88%
Maturity Date	Mar. 14, 2030
Current Value	$ 715
Investment, Identifier [Axis]: ROCK TRUST 2024-CN CNTR A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.39%
Maturity Date	Nov. 13, 2041
Current Value	$ 514
Investment, Identifier [Axis]: ROYAL BANK OF CANADA
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.40%
Maturity Date	Nov. 02, 2026
Current Value	$ 612
Investment, Identifier [Axis]: SANTANDER DRIVE AUTO RECE 1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.74%
Maturity Date	Jan. 16, 2029
Current Value	$ 276
Investment, Identifier [Axis]: SANTANDER DRIVE AUTO RECE 3 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.63%
Maturity Date	Jan. 16, 2029
Current Value	$ 318
Investment, Identifier [Axis]: SFS AUTO RECEIVABLE 1A A2 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Maturity Date	May 22, 2028
Current Value	$ 235
Investment, Identifier [Axis]: SLG OFFICE TRUST 20 OVA A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.59%
Maturity Date	Jul. 15, 2041
Current Value	$ 134
Investment, Identifier [Axis]: SOUTHERN CALIFORNIA EDISON CO
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.20%
Maturity Date	Mar. 01, 2029
Current Value	$ 124
Investment, Identifier [Axis]: STATE STREET CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.16%
Maturity Date	Aug. 04, 2033
Current Value	$ 206
Investment, Identifier [Axis]: SUMITOMO MITSUI FINANCIAL GROUP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.04%
Maturity Date	Jul. 16, 2029
Current Value	$ 1,345
Investment, Identifier [Axis]: SYMPHONY CLO 36 LT 52A AR 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.01%
Maturity Date	Jan. 20, 2036
Current Value	$ 400
Investment, Identifier [Axis]: TIKEHAU US CLO I LT 1A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.37%
Maturity Date	Jan. 18, 2035
Current Value	$ 750
Investment, Identifier [Axis]: TORONTO-DOMINION BANK/T
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.46%
Maturity Date	Jun. 08, 2032
Current Value	$ 250
Investment, Identifier [Axis]: TORONTO-DOMINION BANK/THE (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.11%
Maturity Date	Jun. 08, 2027
Current Value	$ 301
Investment, Identifier [Axis]: TORONTO-DOMINION BANK/THE (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.99%
Maturity Date	Apr. 05, 2029
Current Value	$ 1,004
Investment, Identifier [Axis]: TOTALENERGIES CAPITAL INTERNAT
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.83%
Maturity Date	Jan. 10, 2030
Current Value	$ 431
Investment, Identifier [Axis]: TOYOTA AUTO LOAN EXT 1A A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.07%
Maturity Date	Feb. 27, 2034
Current Value	$ 473
Investment, Identifier [Axis]: TOYOTA AUTO RECEIVABLES 2 B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.71%
Maturity Date	Feb. 15, 2028
Current Value	$ 295
Investment, Identifier [Axis]: TRESTLES CLO VII LT 7A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.24%
Maturity Date	Oct. 25, 2037
Current Value	$ 501
Investment, Identifier [Axis]: TRINITAS CLO XXX L 30A A1 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.23%
Maturity Date	Oct. 23, 2037
Current Value	$ 301
Investment, Identifier [Axis]: TRUIST BANK
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.25%
Maturity Date	Mar. 11, 2030
Current Value	$ 229
Investment, Identifier [Axis]: TRUIST FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	6.05%
Maturity Date	Jun. 08, 2027
Current Value	$ 60
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	May 15, 2032
Current Value	$ 972
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Aug. 15, 2033
Current Value	$ 285
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (10)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Aug. 15, 2033
Current Value	$ 424
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (11)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Nov. 15, 2031
Current Value	$ 628
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Aug. 15, 2034
Current Value	$ 967
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Nov. 15, 2031
Current Value	$ 310
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	May 15, 2032
Current Value	$ 651
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Aug. 15, 2029
Current Value	$ 2,163
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (6)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Nov. 15, 2029
Current Value	$ 1,387
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Aug. 15, 2030
Current Value	$ 327
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (8)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Aug. 15, 2031
Current Value	$ 177
Investment, Identifier [Axis]: U S TREASURY BD CPN STRIP (9)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	0.00%
Maturity Date	Feb. 15, 2033
Current Value	$ 1,288
Investment, Identifier [Axis]: U S TREASURY BOND
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Nov. 15, 2052
Current Value	$ 3,101
Investment, Identifier [Axis]: U S TREASURY NOTE (10)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.00%
Maturity Date	Jul. 31, 2029
Current Value	$ 2,382
Investment, Identifier [Axis]: U S TREASURY NOTE (11)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.63%
Maturity Date	Aug. 31, 2029
Current Value	$ 3,141
Investment, Identifier [Axis]: U S TREASURY NOTE (12)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Maturity Date	Oct. 31, 2029
Current Value	$ 5,944
Investment, Identifier [Axis]: U S TREASURY NOTE (13)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Maturity Date	Nov. 30, 2029
Current Value	$ 7,319
Investment, Identifier [Axis]: U S TREASURY NOTE (14)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maturity Date	Aug. 15, 2035
Current Value	$ 283
Investment, Identifier [Axis]: U S TREASURY NOTE (15)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Dec. 15, 2028
Current Value	$ 799
Investment, Identifier [Axis]: U S TREASURY NOTE (17)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Apr. 30, 2030
Current Value	$ 666
Investment, Identifier [Axis]: U S TREASURY NOTE (18)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Maturity Date	Nov. 30, 2029
Current Value	$ 10,922
Investment, Identifier [Axis]: U S TREASURY NOTE (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.50%
Maturity Date	Apr. 30, 2030
Current Value	$ 1,669
Investment, Identifier [Axis]: U S TREASURY NOTE (20)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maturity Date	May 15, 2035
Current Value	$ 4,891
Investment, Identifier [Axis]: U S TREASURY NOTE (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.13%
Maturity Date	Jul. 31, 2028
Current Value	$ 2,802
Investment, Identifier [Axis]: U S TREASURY NOTE (4)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.38%
Maturity Date	Aug. 31, 2028
Current Value	$ 6,057
Investment, Identifier [Axis]: U S TREASURY NOTE (5)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.88%
Maturity Date	Oct. 31, 2028
Current Value	$ 6,453
Investment, Identifier [Axis]: U S TREASURY NOTE (7)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.25%
Maturity Date	Feb. 28, 2029
Current Value	$ 3,827
Investment, Identifier [Axis]: U S TREASURY NOTE (8)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.63%
Maturity Date	Apr. 30, 2029
Current Value	$ 2,881
Investment, Identifier [Axis]: U S TREASURY NOTE (9)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.50%
Maturity Date	May 31, 2029
Current Value	$ 2,059
Investment, Identifier [Axis]: UBS AG/STAMFORD CT
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.25%
Maturity Date	Aug. 07, 2026
Current Value	$ 640
Investment, Identifier [Axis]: UBS GROUP AG 144A (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	1.36%
Maturity Date	Jan. 30, 2027
Current Value	$ 549
Investment, Identifier [Axis]: UBS GROUP AG 144A (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.75%
Maturity Date	Feb. 11, 2033
Current Value	$ 180
Investment, Identifier [Axis]: UBS GROUP AG 144A (3)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.58%
Maturity Date	May 09, 2036
Current Value	$ 240
Investment, Identifier [Axis]: UNITED PARCEL SERVICE INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.45%
Maturity Date	Apr. 01, 2030
Current Value	$ 280
Investment, Identifier [Axis]: UNITEDHEALTH GROUP INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.30%
Maturity Date	Feb. 15, 2030
Current Value	$ 1,199
Investment, Identifier [Axis]: US BANCORP
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.78%
Maturity Date	Jun. 12, 2029
Current Value	$ 177
Investment, Identifier [Axis]: VOLKSWAGEN AUTO LOAN ENH 1 A2A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.65%
Maturity Date	Nov. 22, 2027
Current Value	$ 282
Investment, Identifier [Axis]: WALMART INC
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.70%
Maturity Date	Jun. 26, 2028
Current Value	$ 150
Investment, Identifier [Axis]: WALT DISNEY CO/THE
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.80%
Maturity Date	Mar. 22, 2030
Current Value	$ 149
Investment, Identifier [Axis]: WELLS FARGO & CO (1)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.57%
Maturity Date	Jul. 25, 2029
Current Value	$ 1,010
Investment, Identifier [Axis]: WELLS FARGO & CO (2)
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.00%
Maturity Date	Oct. 23, 2026
Current Value	$ 834
Investment, Identifier [Axis]: WELLS FARGO COMMERCIAL C51 ASB
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	3.16%
Maturity Date	Jun. 15, 2052
Current Value	$ 103
Investment, Identifier [Axis]: WELLS FARGO COMMERCIAL C58 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.09%
Maturity Date	Jul. 15, 2053
Current Value	$ 225
Investment, Identifier [Axis]: WELLS FARGO COMMERCIAL C59 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	2.63%
Maturity Date	Apr. 15, 2054
Current Value	$ 317
Investment, Identifier [Axis]: WESTPAC NEW ZEALAND LTD 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.90%
Maturity Date	Feb. 15, 2028
Current Value	$ 224
Investment, Identifier [Axis]: WF CARD ISSUANCE TRUST A2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	4.29%
Maturity Date	Oct. 15, 2029
Current Value	$ 429
Investment, Identifier [Axis]: WONDER LAKE PARK CLO 1A A 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.61%
Maturity Date	Jul. 24, 2038
Current Value	$ 853
Investment, Identifier [Axis]: ZAIS CLO 18 LTD 18A A1R 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rate	5.18%
Maturity Date	Oct. 25, 2037
Current Value	$ 600